Taxation (Details 4) - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	SFr 142,000,000	SFr 115,400,000
Within 1 year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	1,754,398	1,859,601
Between 1 and 3 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	31,089,191	9,928,391
Between 3 and 7 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	108,055,089	102,542,641
More than 7 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	SFr 1,072,260	SFr 1,087,543